Net Gain on Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments Debt And Equity Securities [Abstract]
Summary of Net Gain (Loss) on Investments

Net gain (loss) on investments is summarized below:

	Year ended December 31,
	2016	2015	2014
	(in thousands)
Net gain (loss) on investments:
From non-affiliates:
Mortgage-backed securities	$(13,168)	$(5,224)	$10,416
Mortgage loans at fair value:
Distressed mortgage loans	(3,504)	81,133	215,483
Mortgage loans held in a VIE	(1,748)	(10,663)	27,768
CRT Agreements	32,500	593	—
Asset-backed financing of a VIE at fair value	3,238	4,260	(8,459)
Hedging derivatives	7,251	(19,353)	(22,565)
	24,569	50,746	222,643
From PFSI—ESS	(17,394)	3,239	(20,834)
	$7,175	$53,985	$201,809